Segment Information and Sales to Significant Customers - Summary Sales to Significant Customers (Detail) - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Customer 1 [Member]
Percentage of revenue from significant customer	23.80%	26.80%	25.00%
Customer 2 [Member]
Percentage of revenue from significant customer	23.10%	20.10%	19.10%